Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$ 26,456	$ 32,301
Total Agency securities (Cost $26,456)				32,301

	Shares
Common stocks: 60.04%
Communication services: 6.69%
Diversified telecommunication services: 0.74%
AT&T Incorporated	199,335	5,736,861
Lumen Technologies Incorporated	27,665	375,967
Verizon Communications Incorporated	115,675	6,481,270
		12,594,098
Entertainment: 1.16%
Activision Blizzard Incorporated	21,871	2,087,368
Electronic Arts Incorporated	8,047	1,157,400
Live Nation Entertainment Incorporated †	4,046	354,389
Netflix Incorporated †	12,455	6,578,856
Take-Two Interactive Software Incorporated †	3,246	574,607
The Walt Disney Company †	50,743	8,919,097
		19,671,717
Interactive media & services: 3.87%
Alphabet Incorporated Class A †	8,430	20,584,290
Alphabet Incorporated Class C †	7,984	20,010,459
Facebook Incorporated Class A †	67,194	23,364,026
Twitter Incorporated †	22,463	1,545,679
		65,504,454
Media: 0.78%
Charter Communications Incorporated Class A †	3,860	2,784,797
Comcast Corporation Class A	128,310	7,316,236
Discovery Incorporated Class A †«	4,711	144,533
Discovery Incorporated Class C †	8,410	243,722
DISH Network Corporation Class A †	6,920	289,256
Fox Corporation Class A	9,094	337,660
Fox Corporation Class B	4,238	149,178
Interpublic Group of Companies Incorporated	11,002	357,455
News Corporation Class A	10,887	280,558
News Corporation Class B	3,390	82,547
Omnicom Group Incorporated	6,022	481,700
ViacomCBS Incorporated Class B	16,750	757,100
		13,224,742
Wireless telecommunication services: 0.14%
T-Mobile US Incorporated †	16,450	2,382,454
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Consumer discretionary: 7.38%
Auto components: 0.09%
Aptiv plc †	7,624	$ 1,199,484
BorgWarner Incorporated	6,740	327,160
		1,526,644
Automobiles: 1.09%
Ford Motor Company †	109,905	1,633,188
General Motors Company †	35,712	2,113,079
Tesla Motors Incorporated	21,611	14,688,997
		18,435,264
Distributors: 0.08%
Genuine Parts Company	4,044	511,445
LKQ Corporation †	7,774	382,636
Pool Corporation	1,123	515,075
		1,409,156
Hotels, restaurants & leisure: 1.21%
Booking Holdings Incorporated †	1,145	2,505,363
Caesars Entertainment Incorporated †	5,850	606,938
Carnival Corporation †	22,199	585,166
Chipotle Mexican Grill Incorporated †	794	1,230,970
Darden Restaurants Incorporated	3,671	535,929
Domino's Pizza Incorporated	1,088	507,541
Expedia Group Incorporated †	3,943	645,509
Hilton Worldwide Holdings Incorporated †	7,764	936,494
Las Vegas Sands Corporation †	9,154	482,324
Marriott International Incorporated Class A †	7,458	1,018,166
McDonald's Corporation	20,898	4,827,229
MGM Resorts International	11,359	484,461
Norwegian Cruise Line Holdings Limited †	10,269	302,011
Penn National Gaming Incorporated †	4,144	316,975
Royal Caribbean Cruises Limited †	6,112	521,231
Starbucks Corporation	33,043	3,694,538
Wynn Resorts Limited †	2,943	359,929
Yum! Brands Incorporated	8,336	958,890
		20,519,664
Household durables: 0.25%
D.R. Horton Incorporated	9,178	829,416
Garmin Limited	4,204	608,067
Leggett & Platt Incorporated	3,727	193,096
Lennar Corporation Class A	7,695	764,498
Mohawk Industries Incorporated †	1,638	314,807
Newell Rubbermaid Incorporated	10,564	290,193
NVR Incorporated †	97	482,410
PulteGroup Incorporated	7,395	403,545
Whirlpool Corporation	1,752	381,971
		4,268,003
Internet & direct marketing retail: 2.56%
Amazon.com Incorporated †	12,038	41,412,646
See accompanying notes to portfolio of investments

2  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Internet & direct marketing retail (continued)
eBay Incorporated	18,288	$ 1,284,000
Etsy Incorporated †	3,593	739,583
		43,436,229
Leisure products: 0.02%
Hasbro Incorporated	3,584	338,760
Multiline retail: 0.32%
Dollar General Corporation	6,607	1,429,689
Dollar Tree Incorporated †	6,504	647,148
Target Corporation	13,853	3,348,824
		5,425,661
Specialty retail: 1.32%
Advance Auto Parts Incorporated	1,830	375,406
AutoZone Incorporated †	604	901,301
Best Buy Company Incorporated	6,216	714,716
CarMax Incorporated †	4,578	591,249
L Brands Incorporated	6,534	470,840
Lowe's Companies Incorporated	19,781	3,836,921
O'Reilly Automotive Incorporated †	1,954	1,106,374
Ross Stores Incorporated	9,979	1,237,396
The Gap Incorporated	5,796	195,035
The Home Depot Incorporated	29,811	9,506,430
The TJX Companies Incorporated	33,730	2,274,077
Tractor Supply Company	3,226	600,230
Ulta Beauty Incorporated †	1,531	529,374
		22,339,349
Textiles, apparel & luxury goods: 0.44%
HanesBrands Incorporated	9,709	181,267
Nike Incorporated Class B	35,883	5,543,565
PVH Corporation †	1,978	212,813
Ralph Lauren Corporation	1,347	158,690
Tapestry Incorporated †	7,757	337,274
Under Armour Incorporated Class A †	5,279	111,651
Under Armour Incorporated Class C †	5,483	101,819
VF Corporation	8,989	737,458
		7,384,537
Consumer staples: 3.51%
Beverages: 0.85%
Brown-Forman Corporation Class B	5,118	383,543
Constellation Brands Incorporated Class A	4,732	1,106,767
Molson Coors Brewing Company Class B †	5,255	282,141
Monster Beverage Corporation †	10,390	949,127
PepsiCo Incorporated	38,736	5,739,513
The Coca-Cola Company	108,606	5,876,671
		14,337,762
Food & staples retailing: 0.78%
Costco Wholesale Corporation	12,417	4,913,034
Sysco Corporation	14,279	1,110,192
The Kroger Company	21,089	807,920
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  3

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Food & staples retailing (continued)
Walgreens Boots Alliance Incorporated	20,007	$ 1,052,568
Walmart Incorporated	38,445	5,421,514
		13,305,228
Food products: 0.56%
Archer Daniels Midland Company	15,633	947,360
Campbell Soup Company	5,675	258,723
ConAgra Foods Incorporated	13,458	489,602
General Mills Incorporated	17,061	1,039,527
Hormel Foods Corporation	7,897	377,082
Kellogg Company	7,048	453,398
Lamb Weston Holdings Incorporated	4,095	330,303
McCormick & Company Incorporated	6,971	615,679
Mondelez International Incorporated Class A	39,333	2,455,953
The Hershey Company	4,090	712,396
The J.M. Smucker Company	3,063	396,873
The Kraft Heinz Company	18,148	740,075
Tyson Foods Incorporated Class A	8,249	608,446
		9,425,417
Household products: 0.80%
Church & Dwight Company Incorporated	6,869	585,376
Colgate-Palmolive Company	23,676	1,926,043
Kimberly-Clark Corporation	9,455	1,264,890
The Clorox Company	3,472	624,648
The Procter & Gamble Company	68,545	9,248,777
		13,649,734
Personal products: 0.12%
The Estee Lauder Companies Incorporated Class A	6,506	2,069,428
Tobacco: 0.40%
Altria Group Incorporated	51,720	2,466,010
Philip Morris International Incorporated	43,633	4,324,467
		6,790,477
Energy: 1.70%
Energy equipment & services: 0.14%
Baker Hughes Incorporated	20,287	463,964
Halliburton Company	24,698	571,018
NOV Incorporated †	10,886	166,774
Schlumberger Limited	38,888	1,244,805
		2,446,561
Oil, gas & consumable fuels: 1.56%
APA Corporation	10,503	227,180
Cabot Oil & Gas Corporation	11,119	194,138
Chevron Corporation	54,041	5,660,254
ConocoPhillips	37,639	2,292,215
Devon Energy Corporation	16,538	482,744
Diamondback Energy Incorporated	5,036	472,830
EOG Resources Incorporated	16,289	1,359,154
Exxon Mobil Corporation	118,019	7,444,639
Hess Corporation	7,613	664,767
See accompanying notes to portfolio of investments

4  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Kinder Morgan Incorporated	54,360	$ 990,983
Marathon Oil Corporation	21,913	298,455
Marathon Petroleum Corporation	17,774	1,073,905
Occidental Petroleum Corporation	23,245	726,871
ONEOK Incorporated	12,451	692,774
Phillips 66	12,260	1,052,153
Pioneer Natural Resources Company	6,472	1,051,829
The Williams Companies Incorporated	34,029	903,470
Valero Energy Corporation	11,376	888,238
		26,476,599
Financials: 6.76%
Banks: 2.57%
Bank of America Corporation	210,001	8,658,341
Citigroup Incorporated	57,438	4,063,739
Citizens Financial Group Incorporated	11,881	544,981
Comerica Incorporated	3,900	278,226
Fifth Third Bancorp	19,632	750,531
First Republic Bank	4,927	922,187
Huntington Bancshares Incorporated	41,338	589,893
JPMorgan Chase & Company	84,542	13,149,663
KeyCorp	27,101	559,636
M&T Bank Corporation	3,594	522,244
People's United Financial Incorporated	11,933	204,532
PNC Financial Services Group Incorporated	11,865	2,263,367
Regions Financial Corporation	26,726	539,331
SVB Financial Group †	1,515	842,991
Truist Financial Corporation	37,512	2,081,916
US Bancorp	37,897	2,158,992
Wells Fargo & Company ♠	115,087	5,212,290
Zions Bancorporation	4,567	241,412
		43,584,272
Capital markets: 1.81%
Ameriprise Financial Incorporated	3,243	807,118
Bank of New York Mellon Corporation	22,554	1,155,441
BlackRock Incorporated	3,969	3,472,756
Cboe Global Markets Incorporated	2,987	355,602
CME Group Incorporated	10,032	2,133,606
Franklin Resources Incorporated	7,611	243,476
Intercontinental Exchange Incorporated	15,764	1,871,187
Invesco Limited	10,526	281,360
MarketAxess Holdings Incorporated	1,067	494,651
Moody's Corporation	4,517	1,636,825
Morgan Stanley	41,674	3,821,089
MSCI Incorporated	2,321	1,237,279
Northern Trust Corporation	5,824	673,371
Raymond James Financial Incorporated	3,426	445,037
S&P Global Incorporated	6,784	2,784,493
State Street Corporation	9,726	800,255
T. Rowe Price Group Incorporated	6,365	1,260,079
The Charles Schwab Corporation	41,925	3,052,559
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  5

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Capital markets (continued)
The Goldman Sachs Group Incorporated	9,499	$ 3,605,155
The NASDAQ Incorporated	3,215	565,197
		30,696,536
Consumer finance: 0.40%
American Express Company	18,230	3,012,143
Capital One Financial Corporation	12,598	1,948,785
Discover Financial Services	8,524	1,008,304
Synchrony Financial	15,130	734,108
		6,703,340
Diversified financial services: 0.87%
Berkshire Hathaway Incorporated Class B †	53,118	14,762,555
Insurance: 1.11%
AFLAC Incorporated	17,718	950,748
American International Group Incorporated	23,948	1,139,925
Aon plc Class A	6,335	1,512,545
Arthur J. Gallagher & Company	5,742	804,339
Assurant Incorporated	1,691	264,100
Chubb Limited	12,601	2,002,803
Cincinnati Financial Corporation	4,182	487,705
Everest Reinsurance Group Limited	1,125	283,511
Globe Life Incorporated	2,643	251,746
Lincoln National Corporation	4,992	313,697
Loews Corporation	6,254	341,781
Marsh & McLennan Companies Incorporated	14,274	2,008,066
MetLife Incorporated	20,802	1,245,000
Principal Financial Group Incorporated	7,073	446,943
Progressive Corporation	16,410	1,611,626
Prudential Financial Incorporated	11,020	1,129,219
The Allstate Corporation	8,381	1,093,218
The Hartford Financial Services Group Incorporated	10,008	620,196
The Travelers Companies Incorporated	7,043	1,054,408
UnumProvident Corporation	5,683	161,397
W.R. Berkley Corporation	3,928	292,361
Willis Towers Watson plc	3,609	830,142
		18,845,476
Health care: 7.80%
Biotechnology: 1.07%
AbbVie Incorporated	49,620	5,589,197
Alexion Pharmaceuticals Incorporated †	6,198	1,138,635
Amgen Incorporated	16,096	3,923,400
Biogen Incorporated †	4,247	1,470,609
Gilead Sciences Incorporated	35,237	2,426,420
Incyte Corporation †	5,222	439,327
Regeneron Pharmaceuticals Incorporated †	2,947	1,646,017
Vertex Pharmaceuticals Incorporated †	7,233	1,458,390
		18,091,995
Health care equipment & supplies: 2.17%
Abbott Laboratories	49,658	5,756,852
ABIOMED Incorporated †	1,269	396,068
Align Technology Incorporated †	2,010	1,228,110
See accompanying notes to portfolio of investments

6  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Baxter International Incorporated	14,127	$ 1,137,224
Becton Dickinson & Company	8,162	1,984,917
Boston Scientific Corporation †	39,856	1,704,243
Danaher Corporation	17,841	4,787,811
Dentsply Sirona Incorporated	6,118	387,025
DexCom Incorporated †	2,730	1,165,710
Edwards Lifesciences Corporation †	17,462	1,808,539
Hologic Incorporated †	7,180	479,050
IDEXX Laboratories Incorporated †	2,396	1,513,194
Intuitive Surgical Incorporated †	3,319	3,052,285
Medtronic plc	37,765	4,687,769
ResMed Incorporated	4,077	1,005,062
STERIS plc	2,733	563,818
Stryker Corporation	9,175	2,383,023
Teleflex Incorporated	1,315	528,354
The Cooper Companies Incorporated	1,383	548,041
West Pharmaceutical Services Incorporated	2,065	741,542
Zimmer Biomet Holdings Incorporated	5,823	936,455
		36,795,092
Health care providers & services: 1.57%
AmerisourceBergen Corporation	4,131	472,958
Anthem Incorporated	6,860	2,619,148
Cardinal Health Incorporated	8,102	462,543
Centene Corporation †	16,324	1,190,509
Cigna Corporation	9,548	2,263,544
CVS Health Corporation	36,688	3,061,247
DaVita HealthCare Partners Incorporated †	1,963	236,404
HCA Healthcare Incorporated	7,337	1,516,851
Henry Schein Incorporated †	3,933	291,789
Humana Incorporated	3,615	1,600,433
Laboratory Corporation of America Holdings †	2,742	756,381
McKesson Corporation	4,413	843,942
Quest Diagnostics Incorporated	3,659	482,878
UnitedHealth Group Incorporated	26,376	10,562,005
Universal Health Services Incorporated Class B	2,172	318,046
		26,678,678
Health care technology: 0.04%
Cerner Corporation	8,447	660,218
Life sciences tools & services: 0.77%
Agilent Technologies Incorporated	8,522	1,259,637
Bio-Rad Laboratories Incorporated Class A †	604	389,151
Charles River Laboratories International Incorporated †	1,417	524,177
Illumina Incorporated †	4,090	1,935,429
IQVIA Holdings Incorporated †	5,364	1,299,804
Mettler-Toledo International Incorporated †	655	907,398
PerkinElmer Incorporated	3,138	484,539
Thermo Fisher Scientific Incorporated	11,020	5,559,259
Waters Corporation †	1,737	600,325
		12,959,719
Pharmaceuticals: 2.18%
Bristol-Myers Squibb Company	62,617	4,184,068
Catalent Incorporated †	4,763	514,976
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  7

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Company	22,293	$ 5,116,689
Johnson & Johnson	73,852	12,166,378
Merck & Company Incorporated	71,143	5,532,791
Organon & Company †	7,061	213,666
Perrigo Company plc	3,740	171,479
Pfizer Incorporated	156,984	6,147,493
Viatris Incorporated	33,994	485,774
Zoetis Incorporated	13,335	2,485,111
		37,018,425
Industrials: 5.12%
Aerospace & defense: 0.96%
General Dynamics Corporation	6,387	1,202,417
Howmet Aerospace Incorporated †	10,873	374,792
Huntington Ingalls Industries Incorporated	1,121	236,251
L3Harris Technologies Incorporated	5,702	1,232,487
Lockheed Martin Corporation	6,829	2,583,752
Northrop Grumman Corporation	4,173	1,516,593
Raytheon Technologies Corporation	42,312	3,609,637
Teledyne Technologies Incorporated †	1,299	544,060
Textron Incorporated	6,254	430,088
The Boeing Company †	15,153	3,630,053
TransDigm Group Incorporated †	1,530	990,354
		16,350,484
Air freight & logistics: 0.43%
C.H. Robinson Worldwide Incorporated	3,729	349,295
Expeditors International of Washington Incorporated	4,737	599,704
FedEx Corporation	6,856	2,045,350
United Parcel Service Incorporated Class B	20,323	4,226,574
		7,220,923
Airlines: 0.16%
Alaska Air Group Incorporated †	3,469	209,215
American Airlines Group Incorporated †	17,904	379,744
Delta Air Lines Incorporated †	17,836	771,585
Southwest Airlines Company †	16,513	876,675
United Airlines Holdings Incorporated †	9,012	471,237
		2,708,456
Building products: 0.30%
A.O. Smith Corporation	3,783	272,603
Allegion plc	2,515	350,340
Carrier Global Corporation	22,882	1,112,065
Fortune Brands Home & Security Incorporated	3,874	385,889
Johnson Controls International plc	20,097	1,379,257
Masco Corporation	7,081	417,142
Trane Technologies plc	6,675	1,229,135
		5,146,431
Commercial services & supplies: 0.24%
Cintas Corporation	2,476	945,832
Copart Incorporated †	5,833	768,964
Republic Services Incorporated	5,900	649,059
See accompanying notes to portfolio of investments

8  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Commercial services & supplies (continued)
Rollins Incorporated	6,208	$ 212,314
Waste Management Incorporated	10,886	1,525,237
		4,101,406
Construction & engineering: 0.02%
Quanta Services Incorporated	3,898	353,042
Electrical equipment: 0.34%
AMETEK Incorporated	6,463	862,811
Eaton Corporation plc	11,150	1,652,207
Emerson Electric Company	16,772	1,614,137
Generac Holdings Incorporated †	1,768	733,985
Rockwell Automation Incorporated	3,256	931,281
		5,794,421
Industrial conglomerates: 0.72%
3M Company	16,218	3,221,381
General Electric Company	245,964	3,310,675
Honeywell International Incorporated	19,419	4,259,558
Roper Technologies Incorporated	2,942	1,383,328
		12,174,942
Machinery: 1.00%
Caterpillar Incorporated	15,332	3,336,703
Cummins Incorporated	4,090	997,183
Deere & Company	8,734	3,080,569
Dover Corporation	4,033	607,370
Fortive Corporation	9,497	662,321
IDEX Corporation	2,132	469,147
Illinois Tool Works Incorporated	8,044	1,798,317
Ingersoll Rand Incorporated †	10,417	508,454
Otis Worldwide Corporation	11,299	923,919
PACCAR Incorporated	9,735	868,849
Parker-Hannifin Corporation	3,598	1,104,982
Pentair plc	4,654	314,098
Snap-on Incorporated	1,510	337,379
Stanley Black & Decker Incorporated	4,517	925,940
Wabtec Corporation	4,968	408,866
Xylem Incorporated	5,039	604,478
		16,948,575
Professional services: 0.25%
Equifax Incorporated	3,418	818,645
IHS Markit Limited	10,569	1,190,704
Jacobs Engineering Group Incorporated	3,636	485,115
Leidos Holdings Incorporated	3,711	375,182
Nielsen Holdings plc	10,003	246,774
Robert Half International Incorporated	3,148	280,078
Verisk Analytics Incorporated	4,535	792,355
		4,188,853
Road & rail: 0.58%
CSX Corporation	64,077	2,055,590
J.B. Hunt Transport Services Incorporated	2,348	382,607
Kansas City Southern	2,552	723,160
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  9

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Road & rail (continued)
Norfolk Southern Corporation	7,008	$ 1,859,993
Old Dominion Freight Line Incorporated	2,664	676,123
Union Pacific Corporation	18,595	4,089,598
		9,787,071
Trading companies & distributors: 0.12%
Fastenal Company	16,108	837,616
United Rentals Incorporated †	2,014	642,486
W.W. Grainger Incorporated	1,230	538,740
		2,018,842
Information technology: 16.51%
Communications equipment: 0.50%
Arista Networks Incorporated †	1,543	559,044
Cisco Systems Incorporated	118,121	6,260,413
F5 Networks Incorporated †	1,672	312,096
Juniper Networks Incorporated	9,186	251,237
Motorola Solutions Incorporated	4,766	1,033,507
		8,416,297
Electronic equipment, instruments & components: 0.37%
Amphenol Corporation Class A	16,713	1,143,336
CDW Corporation of Delaware	3,943	688,645
Corning Incorporated	21,658	885,812
IPG Photonics Corporation †	1,007	212,245
Keysight Technologies Incorporated †	5,177	799,381
TE Connectivity Limited	9,278	1,254,478
Trimble Incorporated †	7,046	576,574
Zebra Technologies Corporation Class A †	1,506	797,412
		6,357,883
IT services: 3.09%
Accenture plc Class A	17,811	5,250,505
Akamai Technologies Incorporated †	4,569	532,745
Automatic Data Processing Incorporated	11,918	2,367,153
Broadridge Financial Solutions Incorporated	3,259	526,426
Cognizant Technology Solutions Corporation Class A	14,738	1,020,754
DXC Technology Company †	7,106	276,708
Fidelity National Information Services Incorporated	17,311	2,452,449
Fiserv Incorporated †	16,598	1,774,160
FleetCor Technologies Incorporated †	2,329	596,364
Gartner Incorporated †	2,413	584,429
Global Payments Incorporated	8,242	1,545,705
International Business Machines Corporation	25,012	3,666,509
Jack Henry & Associates Incorporated	2,078	339,774
MasterCard Incorporated Class A	24,436	8,921,339
Paychex Incorporated	8,998	965,485
PayPal Holdings Incorporated †	32,917	9,594,647
The Western Union Company	11,441	262,800
VeriSign Incorporated †	2,786	634,344
Visa Incorporated Class A	47,478	11,101,306
		52,413,602
See accompanying notes to portfolio of investments

10  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 3.46%
Advanced Micro Devices Incorporated †	34,145	$ 3,207,240
Analog Devices Incorporated	10,353	1,782,372
Applied Materials Incorporated	25,790	3,672,496
Broadcom Incorporated	11,488	5,477,938
Enphase Energy Incorporated †	3,767	691,734
Intel Corporation	113,669	6,381,378
KLA Corporation	4,307	1,396,372
Lam Research Corporation	4,003	2,604,752
Maxim Integrated Products Incorporated	7,529	793,255
Microchip Technology Incorporated	7,693	1,151,950
Micron Technology Incorporated †	31,494	2,676,360
Monolithic Power Systems Incorporated	1,209	451,501
Nvidia Corporation	17,592	14,075,359
NXP Semiconductors NV	7,754	1,595,153
Qorvo Incorporated †	3,168	619,819
QUALCOMM Incorporated	31,813	4,547,032
Skyworks Solutions Incorporated	4,666	894,706
Teradyne Incorporated	4,664	624,789
Texas Instruments Incorporated	25,942	4,988,647
Xilinx Incorporated	6,923	1,001,343
		58,634,196
Software: 5.34%
Adobe Incorporated †	13,434	7,867,488
ANSYS Incorporated †	2,448	849,603
Autodesk Incorporated †	6,198	1,809,196
Cadence Design Systems Incorporated †	7,840	1,072,669
Citrix Systems Incorporated	3,490	409,272
Fortinet Incorporated †	3,813	908,218
Intuit Incorporated	7,681	3,764,996
Microsoft Corporation	211,873	57,396,396
NortonLifeLock Incorporated	16,293	443,495
Oracle Corporation	50,878	3,960,344
Paycom Software Incorporated †	1,379	501,225
PTC Incorporated †	2,964	418,695
Salesforce.com Incorporated †	26,038	6,360,302
ServiceNow Incorporated †	5,542	3,045,606
Synopsys Incorporated †	4,294	1,184,242
Tyler Technologies Incorporated †	1,143	517,059
		90,508,806
Technology hardware, storage & peripherals: 3.75%
Apple Incorporated	441,135	60,417,843
Hewlett Packard Enterprise Company	36,572	533,220
HP Incorporated	33,692	1,017,161
NetApp Incorporated	6,243	510,802
Seagate Technology Holdings plc	5,604	492,760
Western Digital Corporation †	8,624	613,770
		63,585,556
Materials: 1.56%
Chemicals: 1.06%
Air Products & Chemicals Incorporated	6,203	1,784,479
Albemarle Corporation	3,269	550,696
Celanese Corporation Series A	3,150	477,540
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  11

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Chemicals (continued)
CF Industries Holdings Incorporated	6,002	$ 308,803
Corteva Incorporated	20,611	914,098
Dow Incorporated	20,936	1,324,830
DuPont de Nemours Incorporated	14,909	1,154,106
Eastman Chemical Company	3,828	446,919
Ecolab Incorporated	6,974	1,436,435
FMC Corporation	3,608	390,386
International Flavors & Fragrances Incorporated	6,974	1,041,916
Linde plc	14,566	4,211,031
LyondellBasell Industries NV Class A	7,239	744,676
PPG Industries Incorporated	6,638	1,126,933
The Mosaic Company	9,708	309,782
The Sherwin-Williams Company	6,692	1,823,235
		18,045,865
Construction materials: 0.08%
Martin Marietta Materials Incorporated	1,744	613,557
Vulcan Materials Company	3,711	645,974
		1,259,531
Containers & packaging: 0.20%
Amcor plc	43,117	494,121
Avery Dennison Corporation	2,324	488,598
Ball Corporation	9,194	744,898
International Paper Company	10,966	672,325
Packaging Corporation of America	2,661	360,353
Sealed Air Corporation	4,254	252,050
WestRock Company	7,447	396,329
		3,408,674
Metals & mining: 0.22%
Freeport-McMoRan Incorporated	41,048	1,523,291
Newmont Corporation	22,492	1,425,543
Nucor Corporation	8,344	800,440
		3,749,274
Real estate: 1.54%
Equity REITs: 1.50%
Alexandria Real Estate Equities Incorporated	3,836	697,922
American Tower Corporation	12,750	3,444,285
AvalonBay Communities Incorporated	3,905	814,934
Boston Properties Incorporated	3,965	454,349
Crown Castle International Corporation	12,106	2,361,881
Digital Realty Trust Incorporated	7,882	1,185,926
Duke Realty Corporation	10,490	496,702
Equinix Incorporated	2,519	2,021,749
Equity Residential	9,619	740,663
Essex Property Trust Incorporated	1,819	545,718
Extra Space Storage Incorporated	3,737	612,195
Federal Realty Investment Trust	1,978	231,762
Healthpeak Properties Incorporated	15,125	503,511
Host Hotels & Resorts Incorporated †	19,709	336,827
Iron Mountain Incorporated	8,061	341,142
Kimco Realty Corporation	12,084	251,951
See accompanying notes to portfolio of investments

12  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Equity REITs (continued)
Mid-America Apartment Communities Incorporated	3,211	$ 540,797
Prologis Incorporated	20,684	2,472,359
Public Storage Incorporated	4,262	1,281,541
Realty Income Corporation	10,450	697,433
Regency Centers Corporation	4,417	282,997
SBA Communications Corporation	3,067	977,453
Simon Property Group Incorporated	9,195	1,199,764
UDR Incorporated	8,298	406,436
Ventas Incorporated	10,529	601,206
Vornado Realty Trust	4,381	204,461
Welltower Incorporated	11,710	973,101
Weyerhaeuser Company	20,965	721,615
		25,400,680
Real estate management & development: 0.04%
CBRE Group Incorporated Class A †	9,364	802,776
Utilities: 1.47%
Electric utilities: 0.93%
Alliant Energy Corporation	6,977	389,038
American Electric Power Company Incorporated	13,955	1,180,453
Duke Energy Corporation	21,451	2,117,643
Edison International	10,604	613,123
Entergy Corporation	5,598	558,121
Evergy Incorporated	6,397	386,571
Eversource Energy	9,576	768,378
Exelon Corporation	27,270	1,208,334
FirstEnergy Corporation	15,143	563,471
NextEra Energy Incorporated	54,601	4,001,161
NRG Energy Incorporated	6,784	273,395
Pinnacle West Capital Corporation	3,144	257,714
PPL Corporation	21,457	600,152
The Southern Company	29,542	1,787,586
Xcel Energy Incorporated	15,002	988,332
		15,693,472
Gas utilities: 0.02%
Atmos Energy Corporation	3,643	350,129
Independent power & renewable electricity producers: 0.03%
AES Corporation	18,552	483,651
Multi-utilities: 0.44%
Ameren Corporation	7,128	570,525
CenterPoint Energy Incorporated	16,229	397,935
CMS Energy Corporation	8,066	476,539
Consolidated Edison Incorporated	9,550	684,926
Dominion Energy Incorporated	22,497	1,655,104
DTE Energy Company	5,410	701,136
NiSource Incorporated	10,943	268,104
Public Service Enterprise Group Incorporated	14,123	843,708
Sempra Energy	8,814	1,167,679
WEC Energy Group Incorporated	8,783	781,248
		7,546,904
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  13

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Water utilities: 0.05%
American Water Works Company Incorporated	5,064	$ 780,514
Total Common stocks (Cost $293,004,789)		1,017,989,500

	Interest rate		Principal
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA (1 Month LIBOR +0.33%) ±	0.42%	12-25-2034	$ 4,358	4,538
Total Non-agency mortgage-backed securities (Cost $4,358)				4,538
U.S. Treasury securities: 33.84%
U.S. Treasury Bond	1.13	5-15-2040	2,251,000	1,943,246
U.S. Treasury Bond	1.13	8-15-2040	2,981,000	2,564,592
U.S. Treasury Bond	1.25	5-15-2050	3,785,000	3,090,541
U.S. Treasury Bond	1.38	11-15-2040	1,746,000	1,568,399
U.S. Treasury Bond	1.38	8-15-2050	3,103,000	2,615,853
U.S. Treasury Bond	1.63	11-15-2050	1,737,000	1,560,043
U.S. Treasury Bond	2.00	2-15-2050	3,135,000	3,079,893
U.S. Treasury Bond	2.25	8-15-2046	1,961,000	2,027,643
U.S. Treasury Bond	2.25	8-15-2049	3,118,000	3,230,053
U.S. Treasury Bond	2.38	11-15-2049	2,096,000	2,231,913
U.S. Treasury Bond	2.50	2-15-2045	2,144,000	2,319,707
U.S. Treasury Bond	2.50	2-15-2046	1,960,000	2,123,231
U.S. Treasury Bond	2.50	5-15-2046	1,949,000	2,111,467
U.S. Treasury Bond	2.75	8-15-2042	1,218,000	1,372,486
U.S. Treasury Bond	2.75	11-15-2042	1,369,000	1,541,569
U.S. Treasury Bond	2.75	8-15-2047	1,864,000	2,120,300
U.S. Treasury Bond	2.75	11-15-2047	1,853,000	2,109,380
U.S. Treasury Bond	2.88	5-15-2043	1,822,000	2,095,442
U.S. Treasury Bond	2.88	8-15-2045	2,027,000	2,343,244
U.S. Treasury Bond	2.88	11-15-2046	1,779,000	2,064,752
U.S. Treasury Bond	2.88	5-15-2049	2,582,000	3,023,461
U.S. Treasury Bond	3.00	5-15-2042	776,000	908,344
U.S. Treasury Bond	3.00	11-15-2044	1,951,000	2,296,845
U.S. Treasury Bond	3.00	5-15-2045	1,907,000	2,248,919
U.S. Treasury Bond	3.00	11-15-2045	1,791,000	2,117,508
U.S. Treasury Bond	3.00	2-15-2047	1,889,000	2,244,073
U.S. Treasury Bond	3.00	5-15-2047	1,921,000	2,284,264
U.S. Treasury Bond	3.00	2-15-2048	2,119,000	2,525,914
U.S. Treasury Bond	3.00	8-15-2048	2,099,000	2,506,173
U.S. Treasury Bond	3.00	2-15-2049	2,614,000	3,129,550
U.S. Treasury Bond	3.13	11-15-2041	846,000	1,008,458
U.S. Treasury Bond	3.13	2-15-2042	919,000	1,096,231
U.S. Treasury Bond	3.13	2-15-2043	1,334,000	1,593,922
U.S. Treasury Bond	3.13	8-15-2044	1,999,000	2,399,034
U.S. Treasury Bond	3.13	5-15-2048	2,283,000	2,784,279
U.S. Treasury Bond	3.38	5-15-2044	1,848,000	2,304,297
U.S. Treasury Bond	3.38	11-15-2048	2,541,000	3,244,341
U.S. Treasury Bond	3.50	2-15-2039	731,000	914,407
U.S. Treasury Bond	3.63	8-15-2043	1,504,000	1,937,105
U.S. Treasury Bond	3.63	2-15-2044	1,897,000	2,451,947
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,206,902
U.S. Treasury Bond	3.75	11-15-2043	1,660,000	2,179,009
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,243,731
See accompanying notes to portfolio of investments

14  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	4.25%	5-15-2039	$ 681,000	$ 931,933
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,347,726
U.S. Treasury Bond	4.38	2-15-2038	381,000	524,455
U.S. Treasury Bond	4.38	11-15-2039	757,000	1,053,088
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,506,463
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,182,977
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,149,044
U.S. Treasury Bond	4.50	5-15-2038	428,000	597,796
U.S. Treasury Bond	4.50	8-15-2039	721,000	1,016,554
U.S. Treasury Bond	4.63	2-15-2040	730,000	1,047,892
U.S. Treasury Bond	4.75	2-15-2037	264,000	374,756
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,589,627
U.S. Treasury Bond	5.00	5-15-2037	375,000	546,533
U.S. Treasury Bond	5.25	11-15-2028	479,000	614,841
U.S. Treasury Bond	5.25	2-15-2029	349,000	450,074
U.S. Treasury Bond	5.38	2-15-2031	752,000	1,022,603
U.S. Treasury Bond	5.50	8-15-2028	369,000	477,322
U.S. Treasury Bond	6.13	11-15-2027	525,000	687,976
U.S. Treasury Bond	6.13	8-15-2029	293,000	402,738
U.S. Treasury Bond	6.25	5-15-2030	478,000	674,503
U.S. Treasury Bond	6.38	8-15-2027	224,000	294,788
U.S. Treasury Bond	6.88	8-15-2025	224,000	280,201
U.S. Treasury Note	0.13	4-30-2022	2,499,000	2,499,781
U.S. Treasury Note	0.13	5-31-2022	2,659,000	2,659,831
U.S. Treasury Note	0.13	5-15-2023	2,501,000	2,496,311
U.S. Treasury Note	0.13	7-15-2023	2,396,000	2,389,729
U.S. Treasury Note	0.13	8-15-2023	2,616,000	2,607,927
U.S. Treasury Note	0.13	9-15-2023	2,914,000	2,903,300
U.S. Treasury Note	0.13	10-15-2023	2,974,000	2,961,221
U.S. Treasury Note	0.25	4-15-2023	2,385,000	2,386,304
U.S. Treasury Note	0.25	11-15-2023	3,497,000	3,491,126
U.S. Treasury Note	0.25	5-31-2025	2,714,000	2,668,413
U.S. Treasury Note	0.25	6-30-2025	2,925,000	2,873,127
U.S. Treasury Note	0.25	7-31-2025	3,039,000	2,981,544
U.S. Treasury Note	0.25	8-31-2025	3,153,000	3,089,694
U.S. Treasury Note	0.25	9-30-2025	3,464,000	3,391,067
U.S. Treasury Note	0.25	10-31-2025	3,586,000	3,506,015
U.S. Treasury Note	0.38	4-30-2025	2,591,000	2,563,167
U.S. Treasury Note	0.38	11-30-2025	3,685,000	3,618,641
U.S. Treasury Note	0.38	7-31-2027	2,771,000	2,655,830
U.S. Treasury Note	0.38	9-30-2027	3,141,000	3,000,637
U.S. Treasury Note	0.50	3-15-2023	2,052,000	2,062,420
U.S. Treasury Note	0.50	3-31-2025	2,469,000	2,456,751
U.S. Treasury Note	0.50	4-30-2027	2,015,000	1,954,314
U.S. Treasury Note	0.50	5-31-2027	2,282,000	2,209,261
U.S. Treasury Note	0.50	6-30-2027	2,520,000	2,437,313
U.S. Treasury Note	0.50	8-31-2027	2,918,000	2,813,818
U.S. Treasury Note	0.50	10-31-2027	3,418,000	3,286,220
U.S. Treasury Note	0.63	3-31-2027	1,681,000	1,644,622
U.S. Treasury Note	0.63	11-30-2027	3,631,000	3,514,695
U.S. Treasury Note	0.63	5-15-2030	3,675,000	3,435,120
U.S. Treasury Note	0.63	8-15-2030	4,582,000	4,268,777
U.S. Treasury Note	0.88	11-15-2030	2,681,000	2,549,463
U.S. Treasury Note	1.13	8-31-2021	1,807,000	1,810,234
U.S. Treasury Note	1.13	9-30-2021	2,188,000	2,193,819
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  15

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.13%	2-28-2025	$ 2,444,000	$ 2,488,679
U.S. Treasury Note	1.13	2-28-2027	964,000	970,891
U.S. Treasury Note	1.25	10-31-2021	2,188,000	2,196,666
U.S. Treasury Note	1.25	7-31-2023	1,829,000	1,866,437
U.S. Treasury Note	1.25	8-31-2024	1,400,000	1,433,031
U.S. Treasury Note	1.38	1-31-2022	2,315,000	2,332,724
U.S. Treasury Note	1.38	10-15-2022	2,223,000	2,258,082
U.S. Treasury Note	1.38	2-15-2023	1,589,000	1,619,539
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,771,925
U.S. Treasury Note	1.38	8-31-2023	1,817,000	1,859,941
U.S. Treasury Note	1.38	9-30-2023	1,778,000	1,820,853
U.S. Treasury Note	1.38	1-31-2025	2,372,000	2,437,137
U.S. Treasury Note	1.38	8-31-2026	1,787,000	1,829,371
U.S. Treasury Note	1.50	10-31-2021	2,358,000	2,369,293
U.S. Treasury Note	1.50	11-30-2021	2,360,000	2,374,105
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,638,711
U.S. Treasury Note	1.50	8-15-2022	2,254,000	2,288,955
U.S. Treasury Note	1.50	9-15-2022	2,264,000	2,301,232
U.S. Treasury Note	1.50	1-15-2023	2,250,000	2,295,615
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,670,191
U.S. Treasury Note	1.50	3-31-2023	1,679,000	1,716,450
U.S. Treasury Note	1.50	9-30-2024	2,442,000	2,519,362
U.S. Treasury Note	1.50	10-31-2024	2,391,000	2,467,213
U.S. Treasury Note	1.50	11-30-2024	2,394,000	2,470,215
U.S. Treasury Note	1.50	8-15-2026	3,430,000	3,531,828
U.S. Treasury Note	1.50	1-31-2027	1,873,000	1,925,459
U.S. Treasury Note	1.50	2-15-2030	4,305,000	4,347,546
U.S. Treasury Note	1.63	12-31-2021	2,357,000	2,375,322
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,271,289
U.S. Treasury Note	1.63	8-31-2022	1,827,000	1,858,616
U.S. Treasury Note	1.63	11-15-2022	3,435,000	3,504,237
U.S. Treasury Note	1.63	12-15-2022	2,239,000	2,286,579
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,754,310
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,759,260
U.S. Treasury Note	1.63	10-31-2023	1,824,000	1,879,432
U.S. Treasury Note	1.63	2-15-2026	3,342,000	3,464,192
U.S. Treasury Note	1.63	5-15-2026	3,385,000	3,508,632
U.S. Treasury Note	1.63	9-30-2026	1,851,000	1,917,737
U.S. Treasury Note	1.63	10-31-2026	1,800,000	1,864,336
U.S. Treasury Note	1.63	11-30-2026	1,912,000	1,980,040
U.S. Treasury Note	1.63	8-15-2029	2,854,000	2,918,995
U.S. Treasury Note	1.75	11-30-2021	2,003,000	2,017,084
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,655,288
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,660,500
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,634,291
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,469,041
U.S. Treasury Note	1.75	5-31-2022	1,819,000	1,846,569
U.S. Treasury Note	1.75	6-15-2022	2,235,000	2,270,184
U.S. Treasury Note	1.75	6-30-2022	1,819,000	1,848,843
U.S. Treasury Note	1.75	7-15-2022	2,129,000	2,165,343
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,806,628
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,725,245
U.S. Treasury Note	1.75	5-15-2023	3,117,000	3,204,666
U.S. Treasury Note	1.75	6-30-2024	2,424,000	2,517,362
U.S. Treasury Note	1.75	7-31-2024	2,406,000	2,500,266
See accompanying notes to portfolio of investments

16  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.75%	12-31-2024	$ 2,381,000	$ 2,477,728
U.S. Treasury Note	1.75	12-31-2026	1,893,000	1,973,009
U.S. Treasury Note	1.75	11-15-2029	3,007,000	3,103,788
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,661,496
U.S. Treasury Note	1.88	1-31-2022	1,826,000	1,845,330
U.S. Treasury Note	1.88	2-28-2022	1,725,000	1,745,754
U.S. Treasury Note	1.88	3-31-2022	1,810,000	1,834,322
U.S. Treasury Note	1.88	4-30-2022	1,812,000	1,838,897
U.S. Treasury Note	1.88	5-31-2022	1,795,000	1,824,309
U.S. Treasury Note	1.88	7-31-2022	1,815,000	1,849,598
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,789,491
U.S. Treasury Note	1.88	9-30-2022	2,248,000	2,296,648
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,687,898
U.S. Treasury Note	1.88	8-31-2024	1,345,000	1,403,108
U.S. Treasury Note	1.88	6-30-2026	1,825,000	1,913,612
U.S. Treasury Note	1.88	7-31-2026	1,828,000	1,917,758
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,646,317
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,659,630
U.S. Treasury Note	2.00	11-15-2021	2,485,000	2,502,861
U.S. Treasury Note	2.00	12-31-2021	1,821,000	1,838,499
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,699,332
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,814,393
U.S. Treasury Note	2.00	10-31-2022	2,238,000	2,293,163
U.S. Treasury Note	2.00	11-30-2022	3,346,000	3,432,525
U.S. Treasury Note	2.00	2-15-2023	3,077,000	3,166,906
U.S. Treasury Note	2.00	4-30-2024	1,930,000	2,015,644
U.S. Treasury Note	2.00	5-31-2024	1,934,000	2,021,106
U.S. Treasury Note	2.00	6-30-2024	1,939,000	2,027,770
U.S. Treasury Note	2.00	2-15-2025	3,537,000	3,713,850
U.S. Treasury Note	2.00	8-15-2025	3,491,000	3,673,732
U.S. Treasury Note	2.00	11-15-2026	3,370,000	3,556,403
U.S. Treasury Note	2.13	8-15-2021	2,440,000	2,446,308
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,641,402
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,642,641
U.S. Treasury Note	2.13	5-15-2022	2,105,000	2,142,166
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,647,615
U.S. Treasury Note	2.13	12-31-2022	3,385,000	3,483,377
U.S. Treasury Note	2.13	11-30-2023	1,638,000	1,708,831
U.S. Treasury Note	2.13	2-29-2024	1,298,000	1,358,083
U.S. Treasury Note	2.13	3-31-2024	1,961,000	2,053,075
U.S. Treasury Note	2.13	7-31-2024	1,927,000	2,023,952
U.S. Treasury Note	2.13	9-30-2024	1,844,000	1,939,513
U.S. Treasury Note	2.13	11-30-2024	1,852,000	1,950,677
U.S. Treasury Note	2.13	5-15-2025	3,005,000	3,172,975
U.S. Treasury Note	2.13	5-31-2026	1,793,000	1,901,561
U.S. Treasury Note	2.25	7-31-2021	1,573,000	1,575,874
U.S. Treasury Note	2.25	4-15-2022	2,204,000	2,241,709
U.S. Treasury Note	2.25	12-31-2023	1,247,000	1,305,794
U.S. Treasury Note	2.25	1-31-2024	1,334,000	1,398,668
U.S. Treasury Note	2.25	4-30-2024	2,418,000	2,541,923
U.S. Treasury Note	2.25	10-31-2024	1,882,000	1,988,671
U.S. Treasury Note	2.25	11-15-2024	3,535,000	3,736,882
U.S. Treasury Note	2.25	12-31-2024	1,911,000	2,022,226
U.S. Treasury Note	2.25	11-15-2025	3,473,000	3,694,946
U.S. Treasury Note	2.25	3-31-2026	1,872,000	1,995,143
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  17

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.25%	2-15-2027	$ 3,350,000	$ 3,580,443
U.S. Treasury Note	2.25	8-15-2027	3,338,000	3,569,835
U.S. Treasury Note	2.25	11-15-2027	3,248,000	3,474,345
U.S. Treasury Note	2.38	3-15-2022	2,243,000	2,279,449
U.S. Treasury Note	2.38	1-31-2023	2,325,000	2,405,376
U.S. Treasury Note	2.38	2-29-2024	1,671,000	1,759,054
U.S. Treasury Note	2.38	8-15-2024	3,101,000	3,283,063
U.S. Treasury Note	2.38	4-30-2026	1,812,000	1,942,804
U.S. Treasury Note	2.38	5-15-2027	3,375,000	3,633,267
U.S. Treasury Note	2.38	5-15-2029	3,295,000	3,555,640
U.S. Treasury Note	2.50	1-15-2022	2,241,000	2,270,413
U.S. Treasury Note	2.50	2-15-2022	2,245,000	2,279,201
U.S. Treasury Note	2.50	3-31-2023	2,278,000	2,368,853
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,787,093
U.S. Treasury Note	2.50	1-31-2024	1,876,000	1,979,253
U.S. Treasury Note	2.50	5-15-2024	3,424,000	3,626,899
U.S. Treasury Note	2.50	1-31-2025	1,936,000	2,067,512
U.S. Treasury Note	2.50	2-28-2026	1,888,000	2,032,845
U.S. Treasury Note	2.63	12-15-2021	2,277,000	2,303,595
U.S. Treasury Note	2.63	2-28-2023	2,359,000	2,454,189
U.S. Treasury Note	2.63	6-30-2023	2,304,000	2,412,720
U.S. Treasury Note	2.63	12-31-2023	2,404,000	2,540,070
U.S. Treasury Note	2.63	3-31-2025	1,884,000	2,023,607
U.S. Treasury Note	2.63	12-31-2025	1,914,000	2,069,064
U.S. Treasury Note	2.63	1-31-2026	1,869,000	2,021,732
U.S. Treasury Note	2.63	2-15-2029	3,512,000	3,851,128
U.S. Treasury Note	2.75	4-30-2023	2,279,000	2,383,603
U.S. Treasury Note	2.75	5-31-2023	2,334,000	2,445,959
U.S. Treasury Note	2.75	7-31-2023	2,347,000	2,468,201
U.S. Treasury Note	2.75	8-31-2023	2,402,000	2,529,888
U.S. Treasury Note	2.75	11-15-2023	3,078,000	3,254,624
U.S. Treasury Note	2.75	2-15-2024	2,325,000	2,469,132
U.S. Treasury Note	2.75	2-28-2025	1,955,000	2,106,742
U.S. Treasury Note	2.75	6-30-2025	1,959,000	2,118,704
U.S. Treasury Note	2.75	8-31-2025	2,020,000	2,187,991
U.S. Treasury Note	2.75	2-15-2028	3,068,000	3,380,433
U.S. Treasury Note	2.88	10-15-2021	2,081,000	2,097,991
U.S. Treasury Note	2.88	11-15-2021	2,137,000	2,159,372
U.S. Treasury Note	2.88	9-30-2023	2,444,000	2,585,198
U.S. Treasury Note	2.88	10-31-2023	2,318,000	2,455,631
U.S. Treasury Note	2.88	11-30-2023	2,370,000	2,514,977
U.S. Treasury Note	2.88	4-30-2025	1,884,000	2,043,404
U.S. Treasury Note	2.88	5-31-2025	1,939,000	2,105,027
U.S. Treasury Note	2.88	7-31-2025	1,949,000	2,118,928
U.S. Treasury Note	2.88	11-30-2025	1,880,000	2,051,256
U.S. Treasury Note	2.88	5-15-2028	3,462,000	3,845,795
U.S. Treasury Note	2.88	8-15-2028	3,133,000	3,484,361
U.S. Treasury Note	3.00	9-30-2025	1,994,000	2,182,885
U.S. Treasury Note	3.00	10-31-2025	1,814,000	1,987,322
U.S. Treasury Note	3.13	11-15-2028	3,621,000	4,096,398
U.S. Treasury Note	6.00	2-15-2026	445,000	550,131
U.S. Treasury Note	6.25	8-15-2023	378,000	425,723
U.S. Treasury Note	6.50	11-15-2026	296,000	382,395
U.S. Treasury Note	6.63	2-15-2027	215,000	281,625
U.S. Treasury Note	6.75	8-15-2026	221,000	285,884
See accompanying notes to portfolio of investments

18  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	7.13%	2-15-2023	$ 260,000	$ 289,230
U.S. Treasury Note	7.25	8-15-2022	261,000	281,798
U.S. Treasury Note	7.50	11-15-2024	240,000	296,278
U.S. Treasury Note	7.63	11-15-2022	140,000	154,273
U.S. Treasury Note	7.63	2-15-2025	216,000	270,641
U.S. Treasury Note	8.00	11-15-2021	511,000	526,130
U.S. Treasury Note	8.13	8-15-2021	175,000	176,757
Total U.S. Treasury securities (Cost $549,047,477)				573,787,614

		Yield	Shares
Short-term investments: 5.11%
Investment companies: 5.11%
Securities Lending Cash Investments LLC ♠∩∞		0.03	136,180	136,180
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	86,520,597	86,520,597
Total Short-term investments (Cost $86,656,777)				86,656,777
Total investments in securities (Cost $928,739,857)	98.99%			1,678,470,730
Other assets and liabilities, net	1.01			17,181,361
Total net assets	100.00%			$1,695,652,091

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  19

Portfolio of investments—June 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Common stocks
Financials
Banks
Wells Fargo & Company	$3,071,582	$46,814	$(625,566)	$86,223	$2,633,237	$5,212,290	0.31%	115,087	$13,275
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	727,900	10,614,771	(11,206,491)	0	0	136,180		136,180	361#
Wells Fargo Government Money Market Fund Select Class	46,480,772	204,127,112	(164,087,287)	0	0	86,520,597		86,520,597	9,748
						86,656,777	5.11
				$86,223	$2,633,237	$91,869,067	5.42%		$23,384

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	591	9-17-2021	$125,194,379	$126,728,130	$1,533,751	$0
10-Year U.S. Treasury Notes	121	9-21-2021	15,947,143	16,032,499	85,356	0
U.S. Long Term Bonds	50	9-21-2021	7,830,353	8,037,500	207,147	0
U.S. Ultra Bond	90	9-21-2021	16,636,570	17,341,875	705,305	0
2-Year U.S. Treasury Notes	80	9-30-2021	17,652,452	17,625,625	0	(26,827)
5-Year U.S. Treasury Notes	232	9-30-2021	28,685,082	28,635,687	0	(49,395)
Short
10-Year U.S. Treasury Notes	(194)	9-21-2021	(25,519,645)	(25,705,000)	0	(185,355)
					$2,531,559	$(261,577)
See accompanying notes to portfolio of investments

20  |  Wells Fargo Index Asset Allocation Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Wells Fargo Index Asset Allocation Fund  |  21

Notes to portfolio of investments—June 30, 2021 (unaudited)

Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$32,301	$0	$32,301
Common stocks
Communication services	113,377,465	0	0	113,377,465
Consumer discretionary	125,083,267	0	0	125,083,267
Consumer staples	59,578,046	0	0	59,578,046
Energy	28,923,160	0	0	28,923,160
Financials	114,592,179	0	0	114,592,179
Health care	132,204,127	0	0	132,204,127
Industrials	86,793,446	0	0	86,793,446
Information technology	279,916,340	0	0	279,916,340
Materials	26,463,344	0	0	26,463,344
Real estate	26,203,456	0	0	26,203,456
Utilities	24,854,670	0	0	24,854,670
Non-agency mortgage-backed securities	0	4,538	0	4,538
U.S. Treasury securities	573,787,614	0	0	573,787,614
Short-term investments
Investment companies	86,656,777	0	0	86,656,777
	1,678,433,891	36,839	0	1,678,470,730
Futures contracts	2,531,559	0	0	2,531,559
Total assets	$1,680,965,450	$36,839	$0	$1,681,002,289
Liabilities
Futures contracts	$261,577	$0	$0	$261,577
Total liabilities	$261,577	$0	$0	$261,577

22  |  Wells Fargo Index Asset Allocation Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of June 30, 2021, $6,946,375 was segregated as cash collateral for open futures contracts.
For the nine months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Index Asset Allocation Fund  |  23